Segment Reporting - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 2,906,100		$ 7,434,319		$ 9,604,729		$ 21,426,348		$ 25,596,972	$ 26,928,439	$ 18,340,249
Total non-current assets	44,319,350				44,319,350				50,199,007	62,123,576
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									25,596,972	26,928,439	18,340,249
Total non-current assets									50,199,007	62,123,576
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	1,793,547	[1]	3,908,593	[1]	3,064,814	[1]	11,760,782	[1]	10,733,922	13,832,691	10,889,542
Total non-current assets									30,812,581	37,966,772
United States [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									6,564,271	5,691,202	$ 7,450,707
Total non-current assets									9,014,016	12,424,844
JAPAN | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									5,849,967	6,446,939
AUSTRALIA | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									993,933	152,301
Total non-current assets									10,372,410	11,731,960
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 266,163		$ 150,024		$ 819,739		$ 320,018		$ 1,454,879	$ 805,306

[1]	Includes impact of previously recognized revenue for contract modification as explained in tables above.